PROVISIONS AND OTHER FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Other provisions [abstract]
Schedule of movement in provisions and other financial liabilities	The movement in provisions and other financial liabilities during the years ended December 31, are as follows:

	Provisions	Acquisition liabilities	Provisions	Acquisition liabilities
	2020	2020	2019	2019
	$	$	$	$
Provisions and other financial liabilities, beginning of year	25,563	7,573	23,330	11,438
Additions	56,277	334,616	35,214	—
Amounts used	(34,869)	(701)	(32,639)	(3,220)
Amounts reversed	(790)	—	(342)	—
Translation	—	(4,117)	—	(645)
Provisions and other financial liabilities, end of year	46,181	337,371	25,563	7,573
Current portion of provisions and other financial liabilities	45,298	230,412	12,484	2,159